Stockholders' Equity (Details) (USD $)	3 Months Ended	0 Months Ended						0 Months Ended				0 Months Ended
	Mar. 31, 2014	Dec. 23, 2013 Common Class A [Member]	Jun. 13, 2013 Common Class A [Member]	Mar. 31, 2014 Common Class A [Member]	Dec. 31, 2013 Common Class A [Member]	Mar. 31, 2014 Common Class B [Member]	Jun. 05, 2013 IPO [Member]	Jun. 05, 2013 IPO [Member] Common Class A [Member]	Jun. 13, 2013 IPO [Member] Common Class B [Member]	Dec. 31, 2013 Parent Company [Member] Common Class B [Member]	Feb. 10, 2014 RCAP Holdings, LLC [Member] Common Class A [Member]	Jun. 05, 2013 RCAP Holdings, LLC [Member] Common Class B [Member]	Mar. 31, 2014 RCAP Holdings, LLC [Member] Common Class B [Member]	Feb. 10, 2014 RCAP Holdings, LLC [Member] Common Class B [Member]	Dec. 31, 2013 Majority Shareholder [Member] Common Class B [Member]
Class of Stock [Line Items]
Issuance of common stock, shares								2,500,000
Percentage of Economic Rights Held by Public					100.00%
Common Stock, Dividends, Per Share, Declared, Per Annum			$ 0.72
Common Stock, Dividends, Per Share, Declared Annual Percent			3.60%
Share price per share issued							$ 20.00	$ 20.00	$ 20.00
Cash dividend declared per common share	$ 0.18	$ 0.18	$ 0.18
Shares Held by Affiliated Entity										24,000,000	24,051,499		1	1
Number of Votes Per Share						4				4
Unclassified Shares Received												100
Economic Rights Held by Affiliated Entity															0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				1,823,000	250,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized, Threshold in Shares				250,000	250,000
Share-based Payment Award, Number of Shares Authorized, Threshold as Percentage of Shares Issued and Outstanding				10.00%	10.00%